Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
REVENUES:
Revenues	$ 247,032	$ 151,632
Commissions	(10,442)	(5,703)
Net revenues	236,590	145,929
EXPENSES:
Voyage expenses	(9,284)	(36,866)
Vessel operating expenses	(53,467)	(54,716)
Depreciation	(39,153)	(40,395)
General and administrative expenses
Management fee to related parties	(14,636)	(13,849)
Company administration expenses	(2,388)	(1,976)
Early redelivery income	7,470	0
Gain on sale of vessels	632	0
Operating (loss)/income	125,764	(1,873)
OTHER (EXPENSE)/INCOME:
Interest expense	(11,826)	(16,900)
Other finance cost	(462)	(467)
Interest income	63	563
Loss on derivatives	(1,977)	(1,009)
Foreign currency gain/(loss)	(611)	491
Amortization and write-off of deferred finance charges	(1,808)	(1,324)
Net (loss)/income	109,143	(20,519)
Less Preferred dividend	8,318	8,622
Less/(plus) Mezzanine equity measurement	(271)	495
Net (loss)/income available to common shareholders, basic	101,096	(29,636)
Net (loss)/income available to common shareholders, diluted	$ 101,096	$ (29,636)
(Loss)/earnings per share in U.S. Dollars, basic (in USD per share)	$ 0.91	$ (0.29)
(Loss)/earnings per share in U.S. Dollars, diluted (in USD per share)	$ 0.91	$ (0.29)
Weighted average number of shares, basic (in shares)	111,044,439	102,762,932
Weighted average number of shares, diluted (in shares)	111,044,439	102,762,932